COMMITMENTS AND CONTINGENCIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments and contingencies [line items]
Provisions	$ 681,092	$ 921,696	$ 182,024
Legal issues
Disclosure of commitments and contingencies [line items]
Provisions	32,557	44,993	64,226
Labor lawsuits
Disclosure of commitments and contingencies [line items]
Provisions	29,552	38,151	35,929
Tax
Disclosure of commitments and contingencies [line items]
Provisions	113,303	106,029	27,759
Unused Balances Credit Cards
Disclosure of commitments and contingencies [line items]
Provisions	206,812
Deceased ANSES
Disclosure of commitments and contingencies [line items]
Provisions	225,387
Judicial Deposits
Disclosure of commitments and contingencies [line items]
Provisions	22,303	21,465	20,553
Eventual commitments
Disclosure of commitments and contingencies [line items]
Provisions	8,634	499	2,505
Restructuring Provision
Disclosure of commitments and contingencies [line items]
Provisions		680,703
Others
Disclosure of commitments and contingencies [line items]
Provisions	$ 42,544	$ 29,856	$ 31,052